Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 111.8%(a)
AEROSPACE & DEFENSE - 3.6%
Peraton Corporation
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 8.59%, 02/01/28(c)	7,506,382	7,428,203

AUTOMOTIVE - 1.0%
Truck Hero, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 8.59%, 01/31/28(c)	2,407,444	2,151,232

BANKING, FINANCE, INSURANCE & REAL ESTATE - 8.0%
Alliant Holdings Intermediate, LLC
First Lien Term Loan B4, (1M LIBOR + 3.50%, 0.50% Floor), 8.28%, 11/05/27(c)	50,862	50,417
Asurion, LLC
First Lien Term Loan B10, (1M SOFR + 4.00%, 0.00% Floor), 8.68%, 08/19/28(c)	997,494	923,310
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 10.09%, 01/31/28(c)	918,120	768,237
Second Lien Term Loan B4, (1M LIBOR + 5.25%, 0.00% Floor), 10.09%, 01/20/29(c)	2,885,398	2,396,323
Howden Group Holdings Ltd (United Kingdom)
First Lien Incremental Term Loan B, (SOFR + 4.00%, 0.50% Floor), 4.50%, 03/24/30(b)(c)(e)	1,610,000	1,603,962
First Lien Term Loan, (1M SOFR + 5.25%, 0.75% Floor), 10.06%, 11/12/27(c)(d)(e)	7,000,000	7,000,000
The Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.75% Floor), 8.59%, 04/07/28(c)	1,425,107	1,377,231
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 11.59%, 07/20/26(c)	2,428,369	2,283,274
		16,402,754
BEVERAGE, FOOD & TOBACCO - 1.0%
Ultimate Baked Goods Midco LLC
First Lien Revolving Term Loan, (1M SOFR + 6.50%, 1.00% Floor), 11.41%, 08/13/27(c)(d)	31,081	30,071
First Lien Term Loan L, (1M SOFR + 6.50%, 1.00% Floor), 11.41%, 08/13/27(c)(d)	2,025,709	1,960,076
		1,990,147
CAPITAL EQUIPMENT - 1.4%
Safe Fleet Holdings, LLC
Second Lien Term Loan, (1M LIBOR + 6.75%, 1.00% Floor), 11.60%, 02/02/26(c)	1,403,846	1,280,308
SPX Flow, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 9.41%, 04/05/29(c)	1,748,096	1,672,718
		2,953,026
CHEMICALS, PLASTICS, & RUBBER - 6.2%
Ineos US Finance LLC (Luxembourg)
First Lien Term Loan C, (1M SOFR + 3.50%, 0.00% Floor), 8.41%, 02/16/30(b)(c)(e)	1,501,348	1,495,718
LSF11 A5 Holdco LLC
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 9.16%, 10/15/28(c)	2,874,897	2,824,600
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 8.42%, 10/15/28(c)	2,207,487	2,144,033
Luxembourg Investment Company 428 SARL (Luxembourg)
First Lien Term Loan B, (3M SOFR + 5.00%, 0.50% Floor), 10.05%, 01/03/29(c)(e)	4,695,549	3,809,264
Nouryon USA LLC
First Lien Term Loan B, (SOFR + 4.00%, 0.00% Floor), 4.00%, 03/02/28(b)(c)	994,475	993,232
W.R. Grace Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.50% Floor), 8.94%, 09/22/28(c)	1,432,108	1,424,647
		12,691,494

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 111.8%(a) (continued)
CONSTRUCTION & BUILDING - 1.1%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 10.09%, 04/05/24(c)	2,230,061	1,712,364
Cornerstone Building Brands, Inc.
First Lien Term Loan, (1M SOFR + 5.63%, 0.50% Floor), 10.45%, 08/01/28(b)(c)	507,548	477,095
		2,189,459
CONSUMER GOODS: NON-DURABLE - 2.3%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B2, (SOFR + 4.00%, 0.00% Floor), 4.00%, 12/21/28(c)	1,355,556	1,343,017
Second Lien Term Loan, (1M SOFR + 6.00%, 0.50% Floor), 10.91%, 12/20/29(c)	1,710,576	1,588,697
Iconix Brand Group
First Lien Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 11.05%, 08/22/29(c)(d)	1,823,077	1,786,615
		4,718,329
CONTAINERS, PACKAGING & GLASS - 3.9%
Anchor Glass Container Corp.
First Lien Incremental Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 9.73%, 12/07/23(c)	1,482,799	1,089,857
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 7.99%, 12/07/23(c)	4,145,815	2,888,804
LABL, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.50% Floor), 9.84%, 10/29/28(c)	2,214,396	2,150,045
Trident TPI Holdings, Inc.
First Lien Incremental Term Loan, (3M SOFR + 5.25%, 0.50% Floor), 10.15%, 09/15/28(c)	1,995,000	1,939,310
		8,068,016
ENVIRONMENTAL INDUSTRIES - 1.4%
LTR Intermediate Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 4.50%, 1.00% Floor), 9.34%, 05/05/28(c)	3,202,500	2,902,265

FOREST PRODUCTS & PAPER - 1.3%
Spa US Holdco, Inc. (Finland)
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 8.91%, 02/04/28(c)(e)	2,703,443	2,642,629

HEALTHCARE & PHARMACEUTICALS - 21.1%
Advarra Holdings, Inc.
First Lien Term Loan, (1M SOFR + 5.75%, 0.75% Floor), 10.56%, 08/24/29(c)(d)	6,403,799	6,339,761
Athenahealth, Inc.
First Lien Term Loan B, (1M SOFR + 3.50%, 0.50% Floor), 8.26%, 02/15/29(c)	4,042,348	3,794,754
Azurity Pharmaceuticals, Inc.
First Lien Term Loan B, (3M LIBOR + 6.00%, 0.75% Floor), 11.19%, 09/20/27(c)	2,544,641	2,466,190
Bausch Health Companies, Inc.
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 10.09%, 02/01/27(b)(c)	3,659,183	2,737,307
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M SOFR + 4.00%, 0.75% Floor), 9.00%, 10/01/27(c)	8,542,035	8,178,998
Gateway US Holdings, Inc.
First Lien Delayed Draw Term Loan, (3M SOFR + 6.50%, 0.75% Floor), 11.55%, 09/22/26(c)(d)	122,076	120,245
First Lien Eighth AMD Delayed Draw, (3M SOFR + 6.50%, 0.75% Floor), 11.55%, 09/22/26(c)(d)	642,300	632,666
First Lien Revolving Term Loan, (3M SOFR + 6.50%, 0.75% Floor), 11.55%, 09/22/26(c)(d)	61,977	61,048
First Lien Term Loan, (3M SOFR + 6.50%, 0.75% Floor), 11.55%, 09/22/26(c)(d)	2,796,018	2,754,078
Inovalon Holdings, Inc.
First Lien Term Loan, (2.75% PIK), (3M LIBOR + 3.50%, 0.75% Floor), 8.46%, 11/24/28(c)(d)(f)	6,398,443	6,206,490

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 111.8%(a) (continued)
HEALTHCARE & PHARMACEUTICALS - 21.1% (continued)
Inovalon Holdings, Inc. (continued)
Second Lien Term Loan, (15.46% PIK), (3M LIBOR + 10.50%, 0.75% Floor), 15.46%, 11/25/33(c)(d)(f)	117,323	111,457
Medical Solutions Holdings, Inc.
First Lien Term Loan, (3M SOFR + 3.50%, 0.50% Floor), 8.24%, 11/01/28(c)	2,992,481	2,915,799
Tivity Health, Inc.
First Lien Term Loan, (3M SOFR + 6.00%, 0.75% Floor), 10.90%, 06/28/29(c)(d)	4,975,000	4,925,250
Zest Acquisition Corp.
First Lien Term Loan, (1M SOFR + 5.50%, 0.00% Floor), 10.22%, 02/08/28(c)	1,995,000	1,927,679
		43,171,722
HIGH TECH INDUSTRIES - 24.5%
Anaplan, Inc.
First Lien Term Loan, (1M SOFR + 6.50%, 0.75% Floor), 11.31%, 06/21/29(c)(d)	5,650,529	5,565,771
Avalara, Inc.
First Lien Term Loan, (3M SOFR + 7.25%, 0.75% Floor), 12.15%, 10/19/28(c)(d)	4,545,455	4,454,545
Cloud Software Group, Inc.
First Lien Term Loan A, (3M SOFR + 4.50%, 0.50% Floor), 9.18%, 09/29/28(c)	3,000,000	2,719,815
Coupa Software, Inc.
First Lien Term Loan, (1M SOFR + 7.50%, 0.75% Floor), 12.29%, 02/27/30(c)(d)	1,727,637	1,684,446
DCert Buyer, Inc.
First Lien Term Loan, (6M SOFR + 4.00%, 0.00% Floor), 8.70%, 10/16/26(c)	4,144,835	4,067,782
Second Lien Term Loan, (6M SOFR + 7.00%, 0.00% Floor), 11.70%, 02/19/29(c)	3,933,068	3,656,652
Electronics for Imaging, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.00% Floor), 9.63%, 07/23/26(c)	989,635	782,598
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 8.86%, 01/12/26(c)	6,747,108	5,940,828
Imprivata, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.50% Floor), 8.59%, 12/01/27(c)	493,703	483,212
Second Lien Term Loan, (1M SOFR + 6.25%, 0.50% Floor), 11.06%, 12/01/28(c)	2,205,882	2,216,911
IQN Holding Corp.
First Lien Term Loan, (6M SOFR + 5.25%, 0.75% Floor), 10.38%, 05/02/29(c)(d)	3,918,048	3,878,868
Riverbed Technology, Inc.
First Lien Exit Term Loan, (2.00% PIK), (3M LIBOR + 6.00%, 1.00% Floor), 2.00%, 12/07/26(c)(f)(g)	745,037	236,177
Sovos Compliance, LLC
First Lien Term Loan, (1M LIBOR + 4.50%, 0.50% Floor), 9.34%, 08/11/28(c)	3,468,067	3,292,496
UKG, Inc.
First Lien Term Loan, (3M LIBOR + 3.75%, 0.00% Floor), 8.58%, 05/04/26(c)	3,820,494	3,766,071
Second Lien Term Loan, (3M LIBOR + 5.25%, 0.50% Floor), 10.27%, 05/03/27(c)	2,000,000	1,927,000
Virtusa Corporation
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 8.66%, 02/15/29(c)	2,749,745	2,723,967
Zendesk, Inc.
First Lien Term Loan, (3.50% PIK), (3M SOFR + 7.00%, 0.75% Floor), 11.88%, 11/22/28(c)(d)(f)	2,956,522	2,912,174
		50,309,313
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 10.1%
Accelerate360 Holdings, LLC
First Lien Revolving Term Loan, (3M SOFR + 5.50%, 0.00% Floor), 10.70%, 02/04/27(c)(d)	890,529	890,529
First Lien Term Loan, (3M SOFR + 5.50%, 0.00% Floor), 10.70%, 02/04/27(c)(d)	4,235,956	4,235,956
Associations Inc.
First Lien Term Loan, (2.50% PIK), (3M LIBOR + 4.00%, 1.00% Floor), 8.92%, 07/02/27(c)(d)(f)	3,057,657	3,042,369

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 111.8%(a) (continued)
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 10.1% (continued)
Houghton Mifflin Harcourt Company
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 10.16%, 04/09/29(c)	4,159,678	3,740,591
McGraw-Hill Education, Inc.
First Lien Term Loan, (3M LIBOR + 4.75%, 0.50% Floor), 9.82%, 07/28/28(c)	5,051,464	4,733,222
R. R. Donnelley & Sons Company
First Lien Term Loan, (1M SOFR + 7.25%, 0.75% Floor), 12.10%, 03/17/28(c)	4,000,000	3,966,660
		20,609,327
MEDIA: BROADCASTING & SUBSCRIPTION - 2.0%
Anuvu Holdings 2, LLC
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 13.02%, 03/24/25(c)	2,346,207	2,303,189
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 13.27%, 03/23/26(c)(d)(f)	1,997,898	1,708,202
		4,011,391
RETAIL - 3.9%
Claire's Stores, Inc.
First Lien Term Loan B, (1M LIBOR + 6.50%, 0.00% Floor), 11.34%, 12/18/26(c)	2,023,884	1,824,866
PetSmart, Inc.
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 8.66%, 02/11/28(c)	4,395,845	4,367,469
Tory Burch LLC
First Lien Term Loan, (1M LIBOR + 3.50%, 0.50% Floor), 8.34%, 04/16/28(c)	1,818,809	1,700,405
		7,892,740
SERVICES: BUSINESS - 9.3%
Advantage Sales & Marketing Inc.
First Lien Term Loan B1, (3M LIBOR + 4.50%, 0.75% Floor), 9.29%, 10/28/27(c)	1,592,865	1,375,128
Allied Universal Holdco LLC
First Lien Term Loan, (1M SOFR + 3.75%, 0.50% Floor), 8.66%, 05/12/28(c)	947,829	901,542
Carestream Health, Inc.
First Lien Term Loan, (3M SOFR + 7.50%, 1.00% Floor), 12.50%, 09/30/27(c)(d)	55,328	36,793
Coretrust Purchasing Group LLC
First Lien Term Loan, (1M SOFR + 6.75%, 0.75% Floor), 11.56%, 10/01/29(c)(d)	2,317,500	2,247,975
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 9.34%, 02/04/27(c)	3,018,911	2,856,660
Planet US Buyer LLC
First Lien Term Loan, (3M SOFR + 6.75%, 0.75% Floor), 11.43%, 02/01/30(c)(d)	2,777,778	2,694,444
Solera, LLC
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.50% Floor), 9.16%, 06/02/28(c)	2,824,321	2,583,463
Second Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 12.95%, 06/04/29(c)	4,561,123	4,424,289
Wellsky
First Lien Term Loan, (1M SOFR + 5.75%, 0.75% Floor), 10.56%, 03/10/28(c)(d)	1,990,000	1,940,250
		19,060,544
SERVICES: CONSUMER - 2.2%
Mavis Tire Express Services Corporation
First Lien Term Loan B, (1M SOFR + 4.00%, 0.75% Floor), 8.92%, 05/04/28(c)	4,612,392	4,533,820

TELECOMMUNICATIONS - 5.1%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 8.34%, 07/23/25(c)	2,377,927	2,223,957

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 111.8%(a) (continued)
TELECOMMUNICATIONS - 5.1% (continued)
MLN US Holdco LLC
First Lien Second Out Term Loan, (6M SOFR + 6.70%, 1.00% Floor), 11.15%, 10/18/27(c)(d)	2,284,497	1,964,667
First Lien Term Loan, (6M SOFR + 6.44%, 1.00% Floor), 10.89%, 10/18/27(c)(d)	382,882	369,481
U.S. TelePacific Corp.
First Lien Term Loan, (7.25% PIK), (3M SOFR + 8.25%, 1.00% Floor), 13.16%, 05/01/26(c)(d)(f)	6,247,959	2,499,183
Zacapa SARL (Luxembourg)
First Lien Term Loan, (3M SOFR + 4.25%, 0.50% Floor), 8.90%, 03/22/29(c)(e)	2,767,700	2,714,823
Zayo Group Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 9.06%, 03/09/27(c)	814,451	670,399
		10,442,510
WHOLESALE - 2.4%
LBM Acquisition, LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 8.59%, 12/17/27(c)	5,245,303	4,957,625
Total Senior Loans
(Cost $242,320,648)		229,126,546

Corporate Notes and Bonds - 25.1%
AUTOMOTIVE - 1.9%
Carvana Co.
10.25%, 05/01/30(h)(i)	6,601,000	3,796,916

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.7%
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29(h)(i)	3,400,000	2,884,688
KCF Puerto Rico, LLC (Puerto Rico)
0.00%, 06/28/28(d)(e)(j)	814,642	557,951
		3,442,639
CHEMICALS, PLASTICS, & RUBBER - 0.9%
W.R. Grace Holdings, LLC
4.88%, 06/15/27(h)(i)	2,000,000	1,932,820

CONTAINERS, PACKAGING & GLASS - 1.9%
LABL, Inc.
9.50%, 11/01/28(h)(i)	2,000,000	2,028,750
5.88%, 11/01/28(h)(i)	2,000,000	1,792,800
		3,821,550
ENERGY: OIL & GAS - 2.8%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	484,000	449,818
10.50%, 05/15/27(h)(i)	5,541,000	5,327,671
		5,777,489
FOREST PRODUCTS & PAPER - 0.6%
Spa US Holdco, Inc. (Finland)
4.88%, 02/04/28(e)(h)(i)	1,500,000	1,269,450

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 25.1% (continued)
HEALTHCARE & PHARMACEUTICALS - 0.4%
Embecta Corp.
5.00%, 02/15/30(h)(i)	1,063,000	915,509

HIGH TECH INDUSTRIES - 1.4%
Austin BidCo Inc.
7.13%, 12/15/28(h)(i)	2,000,000	1,601,250
Cloud Software Group, Inc.
6.50%, 03/31/29(h)(i)	1,529,000	1,333,097
		2,934,347
HOTEL, GAMING & LEISURE - 5.0%
Carnival Corporation
9.88%, 08/01/27(h)(i)	42,000	43,277
10.38%, 05/01/28(h)(i)	2,028,000	2,180,931
CDI Escrow Issuer Inc
5.75%, 04/01/30(h)(i)	2,000,000	1,930,300
Life Time, Inc.
5.75%, 01/15/26(h)(i)	5,000,000	4,880,000
NCL Corporation Ltd.
9.75%, 02/22/28(d)(h)(i)	1,153,000	1,209,958
		10,244,466
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.9%
Outfront Media Capital, LLC
5.00%, 08/15/27(h)(i)	2,000,000	1,833,125

METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00%, 12/31/19(d)(g)(j)	86,775	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	2,937,000	–
		–
RETAIL - 1.0%
PetSmart, Inc.
7.75%, 02/15/29(h)(i)	2,000,000	1,968,093

SERVICES: BUSINESS - 1.8%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28(h)(i)	2,683,000	2,045,787
Allied Universal Holdco LLC
4.63%, 06/01/28(h)(i)	2,000,000	1,697,500
		3,743,287
SERVICES: CONSUMER - 1.0%
Mavis Tire Express Services Corporation
6.50%, 05/15/29(h)(i)	2,405,000	2,003,413

TELECOMMUNICATIONS - 3.3%
Frontier Communications Holdings, LLC
8.63%, 03/15/31(h)(i)	2,000,000	1,963,400

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 25.1% (continued)
TELECOMMUNICATIONS - 3.3% (continued)
Lumen Technologies, Inc.
4.00%, 02/15/27(h)(i)	3,000,000	1,983,750
4.25%, 07/01/28(h)(i)	3,000,000	1,695,000
Uniti Group LP
10.50%, 02/15/28(h)(i)	1,209,000	1,173,486
		6,815,636
WHOLESALE - 0.5%
LBM Acquisition, LLC
6.25%, 01/15/29(h)(i)	1,344,000	1,045,296
Total Corporate Notes and Bonds
(Cost $58,832,098)		51,544,036

Convertible Bonds - 0.5%
HOTEL, GAMING & LEISURE - 0.5%
Peloton Interactive, Inc.
0.00%, 02/15/26(h)(j)	1,300,000	981,500
Total Convertible Bonds
(Cost $1,126,384)		981,500

Structured Products - 10.8%(m)
Basswood Park CLO Ltd (Cayman Islands)
2021-1, Class E 10.96%, 04/20/34(e)(i)(n)	2,000,000	1,810,564
Churchill Middle Market CLO, Ltd. (Cayman Islands)
2021-1A E, Class E 12.98%, 10/24/33(e)(i)(n)	4,000,000	3,566,768
Fortress Credit BSL CLO, Ltd. (Cayman Islands)
2021-3 Class E 11.87%, 07/20/34(e)(i)(n)	3,000,000	2,694,147
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
2018-11A, Class E 11.94%, 04/15/31(e)(i)(n)	4,000,000	3,595,716
Franklin Park Place CLO, Ltd. (Cayman Islands)
2022-1A, Class E 12.16%, 04/14/35(e)(i)(n)	2,000,000	1,765,804
Golub Capital Partners CLO, Ltd. (Cayman Islands)
2021-55A, Class E 11.37%, 07/20/34(e)(i)(n)	2,000,000	1,802,572
KKR Financial CLO, Ltd. (Cayman Islands)
2017, Class ER 12.18%, 04/15/34(e)(i)(n)	2,750,000	2,398,729
TIAA Churchill Middle Market CLO, Ltd. (Cayman Islands)
2016-1A, Class ER 12.78%, 10/20/30(e)(i)(n)	5,000,000	4,578,480
Total Structured Products
(Cost $24,318,998)		22,212,780

	Quantity	Value $
Common Stocks - 0.6%
AUTOMOTIVE - 0.0%
APC Parent, Inc.(d)(j)	241,972	–
ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc.(d)	7,743	9,125

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

	Quantity	Value ($)

Common Stocks - 0.6% (continued)
HIGH TECH INDUSTRIES - 0.0%
Riverbed Holdings, Inc.(j)	29,146	7,432
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	28,239
MEDIA: BROADCASTING & SUBSCRIPTION - 0.4%
Anuvu Corp.(d)(j)	102,608	731,595
SERVICES: BUSINESS - 0.2%
Carestream Health, Inc.(d)(j)	55,323	491,268
Total Common Stocks
(Cost $5,150,061)		1,267,659

Preferred Stocks - 0.1%
HIGH TECH INDUSTRIES - 0.0%
Riverbed Holdings, Inc.	19,948	5,087
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK)(d)(f)	3,858	167,322
Total Preferred Stocks
(Cost $658,665)		172,409

Total Investments - 148.9%
(Cost of $332,406,854)		305,304,930
Other Assets & Liabilities, Net - 10.0%		20,503,893
Loan Outstanding - (58.9)%(k)(l)		(120,808,714)
Net Assets (Applicable to Common Shares) - 100.0%		205,000,109

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2023. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/SOFR/Prime rate. As of March 31, 2023, the 1, 3 and 6 month LIBOR rates were 4.86%, 5.19%, and 5.31%, respectively, the 1, 3 and 6 month SOFR rates were 4.80%, 4.91%, and 4.90%, respectively, and the Prime lending rate was 8.00%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of LIBOR, SOFR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, these securities amounted to $73,198,864, or 35.71% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $121,000,000 less unamortized deferred financing costs of $191,286.
(m)
Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(n)	Floating rate asset. The interest rate shown reflexts the rate in effect at March 31, 2023.

Apollo Tactical Income Fund Inc.
Notes to Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Security Valuation
Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued by the Adviser as the valuation designee approved by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined by the valuation designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund’s valuation designee has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the valuation designee’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the valuation designee to measure fair value at March 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Apollo Tactical Income Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2023 is as follows:

Apollo Tactical Income Fund Inc.
	Total Fair Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$15,941,555	$15,941,555	$-	$-
Senior Loans	229,126,546	-	157,073,136	72,053,410
Corporate Notes and Bonds	51,544,036	-	49,776,127	1,767,909
Convertible Bonds	981,500	-	981,500	-
Structured Products	22,212,780	-	22,212,780	-
Common Stocks	1,267,659	-	7,432	1,260,227
Preferred Stocks	172,409	-	5,087	167,322
Unrealized appreciation on Unfunded Commitments	19,219	-	2,499	16,720
Total Assets	$321,265,704	$15,941,555	$230,058,561	$75,265,588
Liabilities:
Unrealized depreciation on Unfunded Commitments	(42,929)	-	(23,485)	(19,444)
Total Liabilities	(42,929)	-	(23,485)	(19,444)
	$321,222,775	$15,941,555	$230,035,076	$75,246,144

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2023 through March 31, 2023:

Apollo Tactical Income Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stock	Unfunded Commitments
Total Fair Value, beginning of period	$75,631,009	$73,159,804	$551,046	$1,753,260	$188,448	$(21,549)
Purchases, including capitalized PIK	10,688,393	9,546,923	1,141,470	-	-	-
Sales/Paydowns	(1,289,420)	(1,275,327)	-	(14,093)	-	-
Accretion/(amortization) of discounts/ (premiums)	97,997	97,806	191	-	-	-
Net realized gain/(loss)	56,393	42,300	-	14,093	-	-
Change in net unrealized appreciation/ (depreciation)	(193,522)	221,523	75,202	(493,033)	(16,039)	18,825
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	(9,744,706)	(9,739,619)	-	-	(5,087)	-
Total Fair Value, end of period	$75,246,144	$72,053,410	$1,767,909	$1,260,227	$167,322	$(2,724)

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2023 was $(178,792).

Apollo Tactical Income Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2023:

Assets/Liabilities	Fair Value at March 31, 2023	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$ 62,263,163	Discounted Cash Flow (b)	Discount Rate (b)	8.91%-29.12%	11.14%

	2,499,183	Guideline Public Company (c)	TEV | Revenue (c)	0.45x-0.55x	0.50x
		Recoverability (d)	Estimated Proceeds (d)	40.0% - 50.0%	45.0%
		Independent pricing service and/or broker quotes	Vendor and/or broker quotes	29.0% - 35.0%	32.0%

	2,912,174	Transaction Approach (e)	Recent Trade (e)	98.5%	98.5%

	4,378,890	Transaction Approach (f)	Cost (f)	N/A	N/A

Corporate Notes and Bonds	1,209,958	Discounted Cash Flow (b)	Discount Rate (b)	8.2%	8.2%

	557,951	Discounted Cash Flow (b)	Discount Rate (b)	4.5%	4.5%
		Recoverability (d)	Estimated Proceeds (d)	$55.5m	$55.5m

	-	Recoverability (d)	Estimated Proceeds (d)	$-	$-

Common Stocks	519,507	Guideline Public Company (g)	TEV | EBITDA Multiple (g)	2.5x-7.0x	3.22x

	731,595	Guideline Public Company (c)	TEV | Revenue (c)	1.5x - 1.7x	1.6x
		Guideline Public Company (g)	TEV | EBITDA Multiple (g)	4.0x - 5.0x	4.5x

	9,125	Discounted Cash Flow (b)	Discount Rate (b)	7.5%	7.5%
		Recoverability (d)	Estimated Proceeds (d)	$14.3m	$14.3m

	-	Recoverability (d)	Estimated Proceeds (d)	$-	$-

Preferred Stock	167,322	Guideline Public Company (g)	TEV | EBITDA Multiple (g)	7.0x	7.0x

Unfunded Commitments	(6,398)	Discounted Cash Flow (b)	Discount Rate (b)	10.03% - 16.75%	12.40%

	3,986	Transaction Approach (e)	Recent Trade (e)	98.50%	98.50%

	(312)	Transaction Approach (f)	Cost (f)	N/A	N/A

Total Fair Value	$75,246,144

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and revenue based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(d)
The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable input used in the valuation model was estimated proceeds.    Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)	The Fund utilized a recent transaction, specifically a recent trade price, to fair value this security.
(f)	The Fund utilized a recent transaction, specifically purchase price, to fair value this security.
(g)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

Apollo Tactical Income Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

General Commitments and Contingencies
As of March 31, 2023, the Fund had unfunded commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Commitments
ABG Intermediate Holdings 2, LLC Delayed Draw Term Loan	$444,444
Accelerate 360 Holdings, LLC Revolving Term Loan	636,092
Advarra Holdings, Inc. Delayed Draw Term Loan	580,151
Anaplan, Inc. Revolving Term Loan	349,471
Anuvu Holdings 2, LLC Delayed Draw Term Loan	102,990
Anuvu Holdings 2, LLC Delayed Draw Term Loan B	550,829
Athenahealth Group, Inc. Delayed Draw Term Loan	496,593
Avalara, Inc. Revolving Term Loan	454,545
Coretrust Purchasing Group, LLC Delayed Draw Term Loan	338,346
Coretrust Purchasing Group, LLC Revolving Term Loan	338,346
Coupa Software, Inc. Delayed Draw Term Loan	154,253
Coupa Software, Inc. Revolving Term Loan	118,110
Gateway US Holdings, Inc. Delayed Draw Term Loan	23,728
Gateway US Holdings, Inc. Revolving Term Loan	50,709
Inovalon Holdings, Inc. Delayed Draw Term Loan	660,211
IQN Holding Corp. Delayed Draw Term Loan	741,711
IQN Holding Corp. Revolving Term Loan	320,856
NCL Corporation Ltd. Backstop Notes	694,000
NCL Corporation Ltd. Class B Bridge Notes	1,153,000
Planet US Buyer, LLC Revolving Term Loan	222,222
Ultimate Baked Goods Midco, LLC Revolving Term Loan	217,568
Zendesk, Inc. Delayed Draw Term Loan	739,130
Zendesk, Inc. Revolving Term Loan	304,348
$9,691,653

Additionally, from time to time, the Adviser and its affiliates may commit to an investment on behalf of the funds it manages, including the Fund. Certain terms of these investments are not finalized at the time of the commitment and each respective fund’s allocation may change prior to the date of the funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to but may at a future point in time.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.